Short-Term and Long-Term Debts - Summary of Short-Term Debts (Detail)	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)
Short-term Debt [Line Items]
Short-term borrowings	¥ 660,000,000	$ 95,993,020
Minimum [Member]
Short-term Debt [Line Items]
Short-term borrowings, Fixed annual rate	4.785%	4.785%
Short-term borrowings, Term	P1M
Maximum [Member]
Short-term Debt [Line Items]
Short-term borrowings, Fixed annual rate	7.20%	7.20%
Short-term borrowings, Term	P12M